Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
NOTE 2
5
 - LEASES
We have operating leases for several branch locations and office space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. We also lease certain office equipment under operating leases. Many of our leases include both lease (e.g., minimum rent payments) and non-lease (e.g., common-area or other maintenance costs) components. The Company accounts for each component separately based on the standalone price of each component. In addition, we have several operating leases with lease terms of less than one year and therefore, we have elected the practical expedient to exclude these short-term leases from our right-of-use (ROU) assets and lease liabilities.
Most leases include one or more options to renew. The exercise of lease renewal options is typically at our sole discretion. The majority of renewals to extend the lease terms are included in our ROU assets and lease liabilities as they are reasonably certain of exercise.
As most of our leases do not provide an implicit rate, we use the fully collateralized FHLB borrowing rate, commensurate with the lease terms based on the information available at the lease commencement date in determining the present value of the lease payments.
The balance sheet information related to our operating leases were as follows as of December 31, 2021 and 2020:

	Classification on the Consolidated Balance Sheet	December 31, 2021	December 31, 2020
Assets:
Operating lease	Other assets	$2,314	$2,678
Liabilities:
Operating lease	Accrued expenses and other liabilities	$2,314	$2,678
The cost components of our operating leases were as follows for the periods ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Lease cost
Operating lease cost	$427	$499
Short-term lease cost	161	304
Sublease income	(29)	(26)

Total lease cost	$559	$777

Maturities of our lease liabilities for all operating leases for each of the next five years and thereafter is as follows:

2022	$420
2023	414
2024	406
2025	308
2026	258
Thereafter	728

Total lease payments	$2,534
Less: Imputed Interest	220

Present value of lease liabilities	$2,314

The weighted average remaining lease terms and discount rates for all of our operating leases were as follows as of December 31, 2021:

Weighted-average remaining lease term - operating leases (years)	5.60
Weighted-average discount rate - operating leases	2.82%